Pro Forma Financial Information (Schedule of Pro Forma Information) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Pro Forma Financial Information [Abstract]
Revenues	$ 97,440	$ 94,200	$ 266,092	$ 238,646
Pro forma income before taxes	6,722	8,411	22,607	22,288	18,746	8,289
Pro forma tax expense	2,580	2,944	8,059	7,801	(6,561)	(2,901)
Pro forma net income	4,142	5,467	14,548	14,487	12,185	5,388
Less: Net income attributable to the noncontrolling interests				(52)	(52)	(1,301)
Less: Undistributed earnings allocated to participating securities	(70)	(43)	(224)	(106)	(102)
Numerator for basic and diluted pro forma EPS	$ 4,072	$ 5,424	$ 14,324	$ 14,329	$ 12,031	$ 4,087
Pro forma weighted average shares	21,113,708	17,075,000	18,635,986	11,457,692	12,873,562	5,000,000
Pro forma basic and diluted EPS	$ 0.19	$ 0.32	$ 0.77	$ 1.25	$ 0.93	$ 0.82